Dividends (Tables)	6 Months Ended
Jun. 30, 2022
Dividends
Summary of dividends

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Cash dividends on common shares paid:
Interim dividend for 2022: $0.10 per share	60	–	60	–
Interim dividend for 2022: $0.10 per share	61	–	61	–
	121	–	121	–